INVENTORY	3 Months Ended
Mar. 31, 2023
Inventory
6.	INVENTORY

	March 31, 2023	December 31, 2022
Process material stockpiles	$2,662	$2,788
Concentrate inventory	2,654	1,617
Materials and supplies	2,354	1,855
	$7,670	$6,260

The amount of inventory recognized as an expense for the three months ended March 31, 2023 totalled $7,794 (March 31, 2022 – $6,598). See Note 16 for further details.